MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Material accounting policy information [Abstract]
Schedule of subsidiaries other than 100% owned Barrick subsidiaries
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2022:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,5]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,5]	Tanzania	Subsidiary	84%	Consolidation
Buzwagi[3,5]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Reko Diq Project[3,6]	Pakistan	Subsidiary	50%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[7,8]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[9]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[9]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[9]	Chile	JV	50%	Equity Method
[1]Unless otherwise noted, all of our JOs are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Buzwagi, Loulo-Gounkoto, Tongon, Pueblo Viejo and the Reko Diq project and record a non-controlling interest for the interest that we do not own.
[4]Included within our 61.5% interest in Carlin is Nevada Gold Mines’ (“NGM”) 60% interest in South Arturo. On September 7, 2021, NGM announced it had entered into an Exchange Agreement with i-80 Gold to acquire the 40% interest in South Arturo that NGM did not already own in exchange for the Lone Tree and Buffalo Mountain properties and infrastructure. The exchange transaction closed on October 14, 2021, bringing Barrick’s ownership of South Arturo to 61.5%.
[5]The Government of Tanzania receives half of the economic benefits from the Tanzanian operations (Bulyanhulu, Buzwagi and North Mara) from taxes, royalties, clearing fees and participation in all cash distributions made by the mines, after the recoupment of capital investments. Earnings are recorded proportionally based on our equity interests each period in accordance with the terms of the agreement with the Government of Tanzania.
6On December 15, 2022, we completed the reconstitution of the Reko Diq project, bringing Barrick’s interest in the joint operation from 37.5% (equity method) to 50% (consolidated subsidiary). Refer to note 4 for further details.
7We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.
8We recognize our share of Porgera on a 47.5% interest basis, reflecting Barrick’s undisputed ownership position prior to April 24, 2020, and the ownership position Barrick is asserting in its legal proceedings in the Papua New Guinea (“PNG”) court. On August 16, 2019, the special mining lease (the “SML”) at Porgera was terminated and on April 24, 2020, the PNG government indicated that the SML would not be extended. On April 9, 2021, the PNG government and Barrick Nuigini Limited (“BNL”), the 95% owner and operator of the Porgera joint venture, agreed on a partnership for the future ownership and operation of the mine under a binding Framework Agreement. The Framework Agreement was replaced by the more detailed Porgera Project Commencement Agreement (“PPCA)”, which became effective on February 3, 2022. Under the terms of the binding PPCA, ownership of Porgera will be held in a new joint venture owned 51% by PNG stakeholders and 49% by BNL or an affiliate. BNL is jointly owned on a 50/50 basis by Barrick and Zijin Mining Group and therefore Barrick expects to hold a 24.5% interest in the Porgera mine following the implementation of the PPCA. BNL will retain operatorship of the mine. The parties are working towards the signing of definitive agreements, at which time, full mine recommencement work will begin. For additional information, see note 35.
[9]Barrick has commitments of $558 million relating to its interest in the joint ventures, including purchase obligations disclosed in note 17 and capital commitments disclosed in note 19.

Schedule of estimated useful lives of major asset categories
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	1 - 38 years
Underground mobile equipment	3 - 7 years
Light vehicles and other mobile equipment	1 - 7 years
Furniture, computer and office equipment	1 - 7 years